Schedule of Investments (unaudited)	iShares® MSCI Pacific ex Japan ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 62.2%
Ampol Ltd.	296,435	$7,029,223
APA Group	1,472,280	11,984,833
Aristocrat Leisure Ltd.	751,590	18,158,731
ASX Ltd.	241,292	13,960,888
Aurizon Holdings Ltd.	2,287,502	6,589,653
Australia & New Zealand Banking Group Ltd.	3,494,216	62,637,818
BHP Group Ltd.	6,303,628	197,908,546
BlueScope Steel Ltd.	610,955	7,922,185
Brambles Ltd.	1,790,013	13,950,411
Cochlear Ltd.	81,669	13,029,143
Coles Group Ltd.	1,663,788	20,876,849
Commonwealth Bank of Australia	2,126,501	159,117,607
Computershare Ltd.	677,944	11,232,817
Crown Resorts Ltd.(a)	464,730	4,278,716
CSL Ltd.	600,355	116,796,094
Dexus	1,342,098	10,082,181
Domino's Pizza Enterprises Ltd.	75,640	3,727,267
Endeavour Group Ltd./Australia	1,664,689	8,646,408
Evolution Mining Ltd.	2,276,519	6,212,056
Fortescue Metals Group Ltd.	2,111,601	30,485,287
Goodman Group	2,095,052	30,818,795
GPT Group (The)	2,390,271	8,238,236
IDP Education Ltd.	259,672	4,421,478
Insurance Australia Group Ltd.	3,086,384	9,663,233
Lendlease Corp. Ltd.	855,108	6,592,267
Lottery Corp. Ltd. (The)(a)	2,727,038	9,276,458
Macquarie Group Ltd.	454,237	60,349,104
Medibank Pvt Ltd.	3,424,144	7,894,187
Mineral Resources Ltd.	211,226	9,617,027
Mirvac Group	4,892,748	7,924,953
National Australia Bank Ltd.	4,030,292	90,355,110
Newcrest Mining Ltd.	1,113,665	19,527,926
Northern Star Resources Ltd.	1,452,108	9,223,723
Orica Ltd.	509,530	5,903,201
Origin Energy Ltd.	2,203,249	10,794,433
Qantas Airways Ltd.(a)	1,152,485	4,546,273
QBE Insurance Group Ltd.	1,837,255	15,820,243
Ramsay Health Care Ltd.	228,867	12,828,818
REA Group Ltd.	65,754	5,283,485
Reece Ltd.	281,784	3,214,802
Rio Tinto Ltd.	463,550	37,926,389
Santos Ltd.	4,014,908	23,365,902
Scentre Group	6,476,590	13,316,889
SEEK Ltd.	417,126	7,228,796
Sonic Healthcare Ltd.	568,404	14,918,936
South32 Ltd.	5,795,255	20,388,783
Stockland	2,961,370	8,487,137
Suncorp Group Ltd.	1,576,773	12,841,083
Telstra Corp. Ltd.	5,124,729	14,245,725
Transurban Group	3,826,978	39,362,291
Treasury Wine Estates Ltd.	909,605	7,753,431
Vicinity Centres	4,828,306	6,534,333
Washington H Soul Pattinson & Co. Ltd.	269,632	4,959,464
Wesfarmers Ltd.	1,413,762	47,817,997
Westpac Banking Corp.	4,363,490	74,750,602
WiseTech Global Ltd.	181,620	5,469,260
Woolworths Group Ltd.	1,512,924	37,529,699
Security	Shares	Value

Australia (continued)
Yangzhou Yangjie Electronic Technology Co. Ltd.	2,348,985	$49,554,986
		1,483,372,168
Hong Kong — 23.5%
AIA Group Ltd.	15,077,014	156,200,632
BOC Hong Kong Holdings Ltd.	4,627,500	17,780,919
Budweiser Brewing Co. APAC Ltd.(b)	2,150,200	5,707,428
Chow Tai Fook Jewellery Group Ltd.(a)	2,505,400	4,336,761
CK Asset Holdings Ltd.	2,501,732	16,311,816
CK Hutchison Holdings Ltd.	3,349,732	23,728,233
CK Infrastructure Holdings Ltd.	785,208	5,256,133
CLP Holdings Ltd.	2,044,000	20,371,148
ESR Cayman Ltd.(a)(b)	2,507,600	7,417,233
Futu Holdings Ltd., ADR(a)(c)	74,028	2,717,568
Galaxy Entertainment Group Ltd.	2,721,000	14,494,638
Hang Lung Properties Ltd.	2,512,736	4,695,774
Hang Seng Bank Ltd.	951,800	16,629,371
Henderson Land Development Co. Ltd.	1,823,442	7,726,535
HK Electric Investments & HK Electric Investments Ltd., Class SS	3,297,000	3,155,325
HKT Trust & HKT Ltd., Class SS	4,714,338	6,490,826
Hong Kong & China Gas Co. Ltd.	13,991,253	15,819,300
Hong Kong Exchanges & Clearing Ltd.	1,492,900	64,415,742
Hongkong Land Holdings Ltd.(c)	1,434,400	6,635,927
Jardine Matheson Holdings Ltd.	267,800	15,498,767
Link REIT	2,629,986	23,781,257
MTR Corp. Ltd.	1,942,286	10,476,693
New World Development Co. Ltd.	1,901,480	7,236,267
Power Assets Holdings Ltd.	1,735,000	11,328,155
Sands China Ltd.(a)	3,020,000	5,771,051
Sino Land Co. Ltd.	4,270,800	6,046,165
SITC International Holdings Co. Ltd.	1,672,000	6,314,335
Sun Hung Kai Properties Ltd.	1,806,000	22,080,272
Swire Pacific Ltd., Class A	618,000	3,749,573
Swire Properties Ltd.	1,455,400	3,558,429
Techtronic Industries Co. Ltd.	1,720,707	22,478,333
WH Group Ltd.(b)	10,478,500	8,012,563
Wharf Real Estate Investment Co. Ltd.	2,091,600	10,093,244
Xinyi Glass Holdings Ltd.	2,262,000	5,717,533
		562,033,946
Ireland — 0.6%
James Hardie Industries PLC.	554,887	14,324,558
Malta — 0.0%
BGP Holdings PLC(d)	27,004,595	290
New Zealand — 1.8%
Auckland International Airport Ltd.(a)	1,554,782	7,559,679
Fisher & Paykel Healthcare Corp. Ltd.	720,882	9,839,017
Mercury NZ Ltd.	845,752	3,026,738
Meridian Energy Ltd.	1,594,549	4,875,539
Ryman Healthcare Ltd.	1,815	11,806
Spark New Zealand Ltd.	2,351,938	7,438,988
Xero Ltd.(a)	167,138	10,683,908
		43,435,675
Singapore — 11.2%
Ascendas Real Estate Investment Trust(c)	4,214,080	8,569,622
CapitaLand Integrated Commercial Trust.	6,589,138	10,509,041
Capitaland Investment Ltd/Singapore(c)	3,242,400	9,326,085
City Developments Ltd.	520,500	3,131,860
DBS Group Holdings Ltd.	2,260,100	50,954,253

Schedule of Investments (unaudited) (continued)	iShares® MSCI Pacific ex Japan ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Singapore (continued)
Genting Singapore Ltd.	7,511,500	$4,257,938
Grab Holdings Ltd., Class A(a)(c)	1,362,828	3,625,122
Keppel Corp. Ltd.	1,818,700	9,104,660
Mapletree Commercial Trust	2,670,100	3,463,101
Mapletree Logistics Trust	4,079,684	4,871,647
Oversea-Chinese Banking Corp. Ltd.	4,225,124	36,450,079
Sea Ltd., ADR(a)(c)	446,861	36,937,530
Singapore Airlines Ltd.(a)(c)	1,665,050	6,711,835
Singapore Exchange Ltd.	986,500	6,839,263
Singapore Technologies Engineering Ltd.	1,972,300	5,910,625
Singapore Telecommunications Ltd.	10,292,828	19,399,229
United Overseas Bank Ltd.	1,472,500	31,555,364
UOL Group Ltd.	577,100	3,128,188
Venture Corp. Ltd.	345,000	4,492,568
Wilmar International Ltd.	2,386,700	7,261,324
		266,499,334
Total Common Stocks — 99.3%
(Cost: $2,359,518,986)		2,369,665,971

Short-Term Securities
Money Market Funds — 1.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.87%(e)(f)(g)	27,202,626	27,202,626
Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.72%(e)(f)	870,000	$870,000
		28,072,626
Total Short-Term Securities — 1.2%
(Cost: $28,070,623)		28,072,626

Total Investments in Securities — 100.5%
(Cost: $2,387,589,609)		2,397,738,597

Liabilities in Excess of Other Assets — (0.5)%		(11,476,028)

Net Assets — 100.0%		$2,386,262,569

(a)	Non-income producing security.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	All or a portion of this security is on loan.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/21	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/22	Shares Held at 05/31/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$24,751,750	$2,469,855	(a)	$—		$(18,997)	$18	$27,202,626	27,202,626	$644,906	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	930,000	—		(60,000	)(a)	—	—	870,000	870,000	708		—
						$(18,997)	$18	$28,072,626		$645,614		$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
SPI 200 Index	93	06/16/22	$11,967	$80,178
MSCI Singapore Index	189	06/29/22	4,133	74,323
				$154,501

Schedule of Investments (unaudited) (continued)	iShares® MSCI Pacific ex Japan ETF
May 31, 2022

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$55,712,003	$2,313,953,678	$290	$2,369,665,971
Money Market Funds	28,072,626	—	—	28,072,626
	$83,784,629	$2,313,953,678	$290	$2,397,738,597
Derivative financial instruments(a)
Assets
Futures Contracts	$—	$154,501	$—	$154,501

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

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